Consolidated Statements of Shareholders’ Equity (Deficit) - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit	Total
Balance beginning at Dec. 31, 2019		$ 335	$ (4)	$ (1,280)	$ (949)
Balance beginning (in Shares) at Dec. 31, 2019	21,250,776
Share-based compensation expense		535			535
Capital contributions from Rana municipality, net of issuance costs		996			996
Capital contributions from Rana municipality, net of issuance costs (in Shares)	1,193,529
Capital contributions from private placement, net of issuance costs		10,554			10,554
Capital contributions from private placement, net of issuance costs (in Shares)	12,827,098
Capital contributions from conversion of convertible debt to ordinary shares		1,704			1,704
Capital contributions from conversion of convertible debt to ordinary shares (in Shares)	1,785,504
Capital contributions from settlement of the warrant liability		1,059			1,059
Capital contributions from settlement of the warrant liability (in Shares)	395,452
Net loss				(9,605)	(9,605)
Other comprehensive income			662		662
Balance ending at Dec. 31, 2020		15,183	658	(10,885)	4,956
Balance ending (in Shares) at Dec. 31, 2020	37,452,359
Share-based compensation expense		14,055			14,055
Reclassification of share-based compensation expense from equity to liability		(8,984)			(8,984)
Norway Demerger		(2,897)			(2,897)
Issuance of ordinary shares in settlement of FREYR Legacy preferred shares		14,895			14,895
Issuance of ordinary shares in settlement of FREYR Legacy preferred shares (in Shares)	1,489,500
PIPE Investment, net of transaction costs		579,000			579,000
PIPE Investment, net of transaction costs (in Shares)	60,000,000
Business Combination, net of redemptions and transaction costs		39,020			39,020
Business Combination, net of redemptions and transaction costs (in Shares)	17,498,332
Luxembourg Reorganization	$ 116,441	(116,441)
Capital contribution from conversion of warrants to ordinary shares	$ 413	(413)
Capital contribution from conversion of warrants to ordinary shares (in Shares)	413,313
Net loss				(93,378)	(93,378)
Other comprehensive income			(1,182)		(1,182)
Balance ending at Dec. 31, 2021	$ 116,854	$ 533,418	$ (524)	$ (104,263)	$ 545,485
Balance ending (in Shares) at Dec. 31, 2021	116,853,504